Investments - Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	¥ 8,811,759
Due after one year through five years, amortized cost	7,364,072
Due after five years through ten years, amortized cost	1,408,043
Due after ten years, amortized cost	695,373
Total	18,279,246
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	209,917
Due after five years through ten years, amortized cost	209,607
Due after ten years, amortized cost	3,751,335
Amortized cost, held-to-maturity securities	4,170,859	¥ 4,185,763
Due in one year or less, fair value	8,811,700
Due after one year through five years, fair value	7,330,443
Due after five years through ten years, fair value	1,379,520
Due after ten years, fair value	668,371
Total	18,190,034
Due in one year or less, fair value	0
Due after one year through five years, fair value	204,891
Due after five years through ten years, fair value	194,331
Due after ten years, fair value	3,643,314
Total	4,042,536
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	5,157,744
Due after one year through five years, amortized cost	5,071,382
Due after five years through ten years, amortized cost	779,245
Due after ten years, amortized cost	20,132
Total	11,028,504
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	209,917
Due after five years through ten years, amortized cost	209,607
Due after ten years, amortized cost	0
Amortized cost, held-to-maturity securities	419,524
Due in one year or less, fair value	5,157,512
Due after one year through five years, fair value	5,045,050
Due after five years through ten years, fair value	763,605
Due after ten years, fair value	18,330
Total	10,984,497
Due in one year or less, fair value	0
Due after one year through five years, fair value	204,891
Due after five years through ten years, fair value	194,331
Due after ten years, fair value	0
Total	399,222
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	55,986
Due after one year through five years, amortized cost	288,519
Due after five years through ten years, amortized cost	194,785
Due after ten years, amortized cost	5,005
Total	544,296
Due in one year or less, fair value	55,798
Due after one year through five years, fair value	279,610
Due after five years through ten years, fair value	181,272
Due after ten years, fair value	4,266
Total	520,946
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	22,315
Due after one year through five years, amortized cost	104,704
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	0
Total	127,019
Due in one year or less, fair value	22,313
Due after one year through five years, fair value	105,066
Due after five years through ten years, fair value	0
Due after ten years, fair value	0
Total	127,379
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	2,646,489
Due after one year through five years, amortized cost	703,137
Due after five years through ten years, amortized cost	1,245
Due after ten years, amortized cost	1,241
Total	3,352,112
Due in one year or less, fair value	2,647,417
Due after one year through five years, fair value	707,671
Due after five years through ten years, fair value	1,245
Due after ten years, fair value	1,241
Total	3,357,574
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	610
Due after ten years, amortized cost	342,429
Total	343,039
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	3,751,335
Amortized cost, held-to-maturity securities	3,751,335
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	600
Due after ten years, fair value	310,462
Total	311,063
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	3,643,314
Total	3,643,314
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	6,301
Total	6,301
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	6,178
Total	6,178
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	7,086
Due after one year through five years, amortized cost	528,525
Due after five years through ten years, amortized cost	274,593
Due after ten years, amortized cost	0
Total	810,204
Due in one year or less, fair value	7,109
Due after one year through five years, fair value	528,904
Due after five years through ten years, fair value	277,001
Due after ten years, fair value	0
Total	813,015
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	295,887
Due after one year through five years, amortized cost	457,565
Due after five years through ten years, amortized cost	153,449
Due after ten years, amortized cost	313,385
Total	1,220,285
Due in one year or less, fair value	295,175
Due after one year through five years, fair value	453,476
Due after five years through ten years, fair value	151,667
Due after ten years, fair value	321,014
Total	1,221,332
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	626,251
Due after one year through five years, amortized cost	210,241
Due after five years through ten years, amortized cost	4,115
Due after ten years, amortized cost	6,881
Total	847,488
Due in one year or less, fair value	626,375
Due after one year through five years, fair value	210,666
Due after five years through ten years, fair value	4,130
Due after ten years, fair value	6,881
Total	¥ 848,051